Offerings	Jun. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 12,075,000
Amount of Registration Fee	$ 1,848.68
Offering Note	Includes (a) 3,750,000 shares of common stock; (b) up to 562,500 shares of common stock that may be purchased by the underwriters pursuant to their over-allotment option to purchase additional shares; and (c) up to 1,750,000 shares of common stock to be sold by the selling stockholders.There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 24,300,000
Amount of Registration Fee	$ 3,720.33
Offering Note	Includes (a) 3,750,000 shares of common stock; (b) up to 562,500 shares of common stock that may be purchased by the underwriters pursuant to their over-allotment option to purchase additional shares; and (c) up to 1,750,000 shares of common stock to be sold by the selling stockholders.There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.